Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of entities in which bank directly or indirectly owns a controlling interest
				Interest Owned
RUT	Subsidiaries	Country	Functional Currency	Direct		Indirect		Total
				2020	2021	2020	2021	2020	2021
				%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,932,010-K	Banchile Securitizadora S.A. en Liquidación (*)	Chile	Ch$	99.01	99.01	0.99	0.99	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00

Schedule of maximum period for write-offs of loans
Type of Loan	Term
Consumer loans – secured and unsecured	6 months
Other transactions – unsecured	24 months
Commercial loans – secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

Schedule of estimated useful lives
Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Office furniture	5 years